Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Debt
Note 5. Debt
Our debt is summarized as follows (in thousands):

Loan	September 30, 2024	December 31, 2023	Interest Rate	Maturity Date
KeyBank Bridge Loan	$5,000	$—	7.71%	7/31/2025
KeyBank CMBS Loan (1)	89,702	91,042	3.89%	8/1/2026
Ladera Office Loan	3,761	3,833	4.29%	11/1/2026
2024 Credit Facility	603,881	—	6.91%	2/22/2027
2027 NBC Loan (6)(7)	54,896	—	6.80%	3/7/2027
KeyBank Florida CMBS Loan (2)	50,131	50,751	4.65%	5/1/2027
2028 Canadian Term Loan (6)(8)	81,378	82,973	6.41%	12/1/2028
CMBS Loan (3)	104,000	104,000	5.00%	2/1/2029
SST IV CMBS Loan (4)	40,500	40,500	3.56%	2/1/2030
2032 Private Placement Notes (5)	150,000	150,000	5.28%	4/19/2032
Credit Facility Term Loan-USD	—	250,000
Credit Facility Revolver-USD	—	318,688
Discount on secured debt, net	—	(80)
Debt issuance costs, net	(3,345)	(4,306)

Total debt	$1,179,904	$1,087,401

(1)
This fixed rate loan encumbers 29 properties (Whittier, La Verne, Santa Ana, Upland, La Habra, Monterey Park, Huntington Beach, Chico, Lancaster I, Riverside, Fairfield, Lompoc, Santa Rosa, Federal Heights, Aurora, Littleton, Bloomingdale, Crestwood, Forestville, Warren I, Sterling Heights, Troy, Warren II, Beverly, Everett, Foley, Tampa, Boynton Beach, and Lancaster II) with monthly interest only payments until September 2021, at which time both interest and principal payments became due monthly. The separate assets of these encumbered properties are not available to pay our other debts.

(2)
This fixed rate loan encumbers five properties (Pompano Beach, Lake Worth, Jupiter, Royal Palm Beach, and Delray) with monthly interest only payments until June 2022, at which time both interest and principal payments became due monthly. The separate assets of these encumbered properties are not available to pay our other debts.

(3)
This fixed rate, interest only loan encumbers 10 properties (Myrtle Beach I, Myrtle Beach II, Port St. Lucie, Plantation, Sonoma, Las Vegas I, Las Vegas II, Las Vegas III, Ft Pierce, and Nantucket Island). The separate assets of these encumbered properties are not available to pay our other debts.

(4)
On March 17, 2021, in connection with the SST IV Merger, we assumed a $40.5 million fixed rate CMBS financing with KeyBank as the initial lender pursuant to a mortgage loan (the “SST IV CMBS Loan”). This fixed rate loan encumbers seven properties owned by us (Jensen Beach, Texas City, Riverside, Las Vegas IV, Puyallup, Las Vegas V, and Plant City). The separate assets of these encumbered properties are not available to pay our other debt. The loan has a maturity date of February 1, 2030. Monthly payments due under the loan agreement (the “SST IV CMBS Loan Agreement”) are interest only, with the full principal amount becoming due and payable on the maturity date.

(5)
As of March 31, 2023, a Total Leverage Ratio Event (as defined below) had occurred, and the interest rate on such Note increased to 5.28% prospectively. For additional information regarding this loan, see 2032 Private Placement Notes below.

(6)	The amounts shown above are in USD based on the foreign exchange rate in effect as of the date presented.
(7)	This loan incurs interest at an all in rate of CORRA (as defined further below under the section entitled “2027 NBC Loan”), plus a CORRA adjustment of approximately 0.30%, plus a spread of 2.20%. The effective interest rate on this loan is 6.42% when factoring the effects of a CORRA Swap which we entered into with the National Bank of Canada for the initial term of the loan. The Dufferin, Oakville II, Burlington II, Iroquois Shore Rd, and Stoney Creek I properties are encumbered by this loan. See Note 7 – Derivative Instruments for additional information.

(8)
On November 16, 2023, we, through eight of our wholly-owned Canadian subsidiaries entered into a term loan (the “2028 Canadian Term Loan”) with affiliates of QuadReal Finance LP, receiving net proceeds of $110.0 million CAD on such date. The 2028 Canadian Term Loan is secured by eight Canadian properties, has a maturity date of December 1, 2028, and carries a fixed interest rate for the term of the loan of 6.41%. The first two years of the Canadian Term Loan are interest only, after which it requires monthly amortizing payments based on a 25-year amortization schedule.

The weighted average interest rate on our consolidated debt, excluding the impact of our interest rate hedging activities, as of September 30, 2024 was approximately 6.1%. We are subject to certain restrictive covenants, as amended, relating to the outstanding debt, and as of September 30, 2024, we were in compliance with all such covenants.
KeyBank Bridge Loan
On July 31, 2024, we entered into a bridge loan with KeyBank for up to $45.0 million (the “KeyBank Bridge Loan”) which matures on July 31, 2025. The KeyBank Bridge Loan was able to be funded in up to two draws, neither of which could occur after 90 days from closing. No amounts borrowed and repaid under such loan were available to be redrawn. At closing, we drew $20.0 million. There were no subsequent draws within 90 days after initial closing, and we no longer have the ability to draw additional funds pursuant to this loan.
The KeyBank Bridge Loan was completed in connection with SSGT III’s acquisition of two self storage facilities on July 31, 2024, whereby our Operating Partnership provided a similar bridge loan to an indirect wholly-owned subsidiary of SSGT III for $20.0 million (the “SSGT III Bridge Loan”) to facilitate SSGT III’s closing on such properties. An indirect wholly-owned subsidiary of SSGT III is sponsoring a private offering of beneficial interests in a Delaware statutory trust (“DST”) relating to the two properties. We, through a newly formed subsidiary of SmartStop REIT Advisors, LLC (“SRA”), will serve as property manager of both of these properties.
The KeyBank Bridge Loan incurs interest based on adjusted daily simple SOFR plus 275 basis points. The SSGT III Bridge Loan incurs interest based on adjusted daily simple SOFR plus 300 basis points. The SSGT III Bridge Loan is secured by an indirect pledge of equity in the entity sponsoring the private DST offering relating to the two properties mentioned above, as well as a full guaranty by SSGT III OP. We have pledged the SSGT III Bridge Loan to KeyBank as the collateral for the KeyBank Bridge Loan, as well as provided a full guaranty from our Operating Partnership. As such sponsor entity sells such DST interests, it is required to utilize such net proceeds to pay down the SSGT III Bridge Loan and we are similarly required to use such net proceeds to pay down the KeyBank Bridge Loan. In any event, we will be required to pay down at least 15% of the balance within four months, 35% within six months, 55% within nine months, and 75% within twelve months from the final draw. Full repayment is subject to one six month extension option. Similar required paydowns are also required of SSGT III pursuant to the terms of the SSGT III Bridge Loan.
2024 Credit Facility
On February 22, 2024, we through our Operating Partnership (the “Borrower”), entered into an amended and restated revolving credit facility with KeyBank, National Association, as administrative agent and collateral agent, certain others listed as joint book runners, joint lead arrangers, syndication agents and documentation agents, and certain other lenders party thereto, (the “2024 Credit Facility”). The 2024 Credit Facility replaced the Credit Facility (defined below) the Company entered into on March 17, 2021, and has a maturity date of February 22, 2027.
The aggregate commitment of the 2024 Credit Facility is $650 million. The Borrower has the right to request to increase the commitment amount available under the 2024 Credit Facility by an additional $850 million, for a total potential maximum aggregate amount of $1.5 billion, subject to certain conditions. The 2024 Credit Facility also includes sublimits of (a) up to $25 million for letters of credit and (b) up to $25 million for swingline loans; each of these sublimits are part of, and not in addition to, the amounts available under the 2024 Credit Facility. Borrowings under the 2024 Credit Facility may be in either USD or CAD. Upon the closing of the 2024 Credit Facility, we immediately drew down an aggregate amount of $576 million, which was used primarily to pay off the amounts outstanding under the Credit Facility.
The maturity date of the 2024 Credit Facility is February 22, 2027, subject to a one-year extension option, subject to the payment of an extension fee of 0.20% on the aggregate amount of the then-outstanding revolving commitments for such extension, and it may be prepaid or terminated at any time without penalty; provided, however, that the lenders shall be indemnified for certain breakage costs.
Amounts borrowed under the 2024 Credit Facility bear interest based on the type of borrowing (either Base Rate Loans, Daily Simple SOFR Loans, Term SOFR Loans or CORRA Loans, each as defined in the 2024 Credit Facility). Base Rate Loans bear interest at the lesser of (x) the Base Rate (as defined in the 2024 Credit Facility) plus the applicable rate, or (y) the maximum rate. Daily Simple SOFR Loans bear interest at the lesser of (a) Adjusted Daily Simple SOFR (as defined in the 2024 Credit Facility) plus the applicable rate, or (b) the maximum rate. Term SOFR Loans bear interest at the lesser of (a) Term SOFR (as defined in the 2024 Credit Facility) for the interest period in effect plus the applicable rate, or (b) the maximum rate. CORRA Loans bear interest at the lesser of (a) Adjusted Daily Simple CORRA (as defined in the 2024 Credit Facility) plus the applicable rate, or (b) the maximum rate. The corresponding applicable rate varies between (i) prior to a Security Interest Termination Event (defined below), 165 basis points to 230 basis points for Daily Simple SOFR Loans, Term SOFR Loans and CORRA Loans and between 65 basis points and 130 basis points for Base Rate Loans, in each case of this clause (i), depending on the consolidated leverage ratio of the Company and (ii) following a Security Interest Termination Event, 140 basis points to 225 basis points for Daily Simple SOFR Loans, Term SOFR Loans and CORRA Loans and between 40 basis points and 125 basis points for Base Rate Loans, in each case of this clause (ii), depending on the consolidated capitalization rate leverage ratio of the Company. Initial advances under the 2024 Credit Facility are Daily Simple SOFR Loans that bear interest at 175 basis points over Adjusted Daily Simple SOFR. The 2024 Credit Facility is also subject to an annual unused fee based upon the average amount of the unused portion of the 2024 Credit Facility, which varies from 15 bps to 25 bps, depending on the size of the unused amount, as well as whether a Security Interest Termination Event has occurred.
As of September 30, 2024, borrowings under the 2024 Credit Facility only bore interest based on Daily Simple SOFR. The rate spread above Daily Simple SOFR at which the 2024 Credit Facility incurs interest is subject to increase based on the consolidated leverage ratio. There are five leverage tiers under the 2024 Credit Facility, with the highest tier limited to a maximum leverage of 60% and a maximum spread of 230 basis points on the 2024 Credit Facility. During the three months ended September 30, 2024, our consolidated leverage ratio was within the second leverage tier, and this loan incurred interest at daily simple SOFR plus a spread of 1.85% and the SOFR Index Adjustment of 0.10%.

The 2024 Credit Facility is fully recourse, jointly and severally, to us, the Borrower, and certain of our subsidiaries (the “Subsidiary Guarantors”). In connection with the 2024 Credit Facility, we, the Borrower and the Subsidiary Guarantors executed guarantees in favor of the lenders. It is an event of default under the 2024 Credit Facility if (a) there is a payment default by us, the Borrower or any Subsidiary Guarantor under any recourse debt for borrowed money, (b) there is a payment default by us or any of its subsidiaries under any non-recourse debt of at least $75 million or (c) prior to a Security Interest Termination Event, an event of default occurs under the 2032 Private Placement Notes.
The 2024 Credit Facility is initially secured by a pledge of equity interests in the Subsidiary Guarantors. However, upon the achievement of certain security interest termination conditions, the pledges shall be released and the 2024 Credit Facility shall become unsecured (the “Security Interest Termination Event”). The Security Interest Termination Event occurs at the Borrower’s election, once the Borrower satisfies all of the following security interest termination conditions: (i) a fixed charge coverage ratio of no less than 1.50:1.00; (ii) an unsecured interest coverage ratio of not less than 2.00:1.00; (iii) a consolidated capitalization rate leverage ratio of not greater than 60%; and (iv) a secured debt ratio of no greater than 40%. Following the occurrence of the Security Interest Termination Event, certain terms and conditions of the 2024 Credit Facility are modified, including, but not limited to: (i) in certain circumstances, a reduction in the applicable rate under the 2024 Credit Facility, (ii) the modification or addition of certain financial covenants, (iii) the addition of a floor of at least $25 million for any cross-defaulted recourse debt of us, Borrower or any Subsidiary Guarantor, and (iv) in certain circumstances, a reduction in the annual unused fee for the 2024 Credit Facility. The outstanding 2032 Private Placement Notes previously issued by us remain pari passu with the 2024 Credit Facility.
The 2024 Credit Facility contains certain customary representations and warranties, affirmative, negative and financial covenants, borrowing conditions, and events of default. In particular, the financial covenants imposed on us include: a maximum leverage ratio, a minimum fixed charge coverage ratio, a minimum tangible net worth, certain limits on both secured debt and secured recourse debt, certain payout ratios of dividends paid to adjusted funds from operations, limits on unhedged variable rate debt, and minimum liquidity. If an event of default occurs and continues, the Borrower is subject to certain actions by the administrative agent, including, without limitation, the acceleration of repayment of all amounts outstanding under the 2024 Credit Facility.
Subsequent to the initial draw on the 2024 Credit Facility, during the three months ended September 30, 2024, we borrowed an additional $67.5 million in order to fund our acquisitions of the Spartanburg and Miami Properties, to lend to the Managed REITs, and to fund other general corporate activities.
Subsequent to the initial draw on the 2024 Credit Facility, during the nine months ended September 30, 2024, we borrowed an additional $83.0 million in order to fund our acquisitions of the Colorado Springs II, Spartanburg and Miami Properties, to lend to the Managed REITs, and to fund other general corporate activities.
During the nine months ended September 30, 2024, the Colorado Springs II Property was added to the borrowing base of the 2024 Credit Facility.
As of September 30, 2024, 90 of our wholly-owned properties were encumbered by the 2024 Credit Facility, and we had borrowed approximately $604 million of the $650 million maximum potential current commitment of the 2024 Credit Facility. The availability of the Credit Facility is subject to certain calculations, including a debt service coverage ratio (“DSCR”) calculation which utilizes prevailing treasury rates within the calculation. As of September 30, 2024, based on the aforementioned and other borrowing base calculations, we had the ability to draw up to an additional approximately $46.1 million on the current capacity of the revolver.

2027 NBC Loan
On March 7, 2024, we, through five of our wholly-owned Canadian subsidiaries (the “2027 NBC Loan Borrowers”), entered into a loan with National Bank of Canada (“NBC”) as administrative agent, National Bank Financial as lead arranger and sole bookrunner, and certain other lenders party thereto (the “2027 NBC Loan”). On such date, we drew the maximum aggregate borrowing of $75 million CAD pursuant to the 2027 NBC Loan. This loan is secured by the five properties owned by the 2027 NBC Loan Borrowers (the “Secured NBC Properties”).
Previously, four of the Secured NBC Properties were included in the borrowing base of the 2024 Credit Facility, and the other property was unencumbered. The net proceeds from the 2027 NBC Loan were used to pay down the 2024 Credit Facility by approximately $55.1 million USD, and accordingly, the respective four properties were released as collateral from the 2024 Credit Facility.
The 2027 NBC Loan has a maturity date of March 7, 2027, which may be extended for additional one-year periods in the discretion of the lenders. The 2027 NBC Loan carries a variable interest rate based on either the Canadian Overnight Repo Rate Average (“CORRA”) or the Canadian Prime Rate. As of September 30, 2024, borrowings under the 2027 NBC Loan were subject to interest at the CORRA rate, plus a CORRA adjustment of approximately 0.30%, plus a spread of 2.20%.
On March 12, 2024, we entered into an interest rate swap agreement based on CORRA with NBC whereby, inclusive of the swap we fixed the interest rate on the NBC loan at 6.42% for the initial three year term of the loan. The 2027 NBC Loan requires monthly amortizing principal and interest payments, which are based on a 25-year amortization schedule. The 2027 NBC Loan may be prepaid, in whole or in part, at any time upon prior written notice to the lenders, subject to interest rate swap breakage costs. SmartStop and the 2027 NBC Loan Borrowers provided an ordinary course environmental indemnity in favor of NBC and the lenders. SmartStop serves as a non-recourse guarantor, and each borrower provided a limited recourse guaranty up to the amount of the collateral pledged by it, under the 2027 NBC Loan.
2032 Private Placement Notes
On April 19, 2022, we as guarantor, and our Operating Partnership as issuer, entered into a note purchase agreement (the “Note Purchase Agreement”) which provides for the private placement of $150 million of 4.53% Senior Notes due April 19, 2032 (the “2032 Private Placement Notes”). The sale and purchase of the 2032 Private Placement Notes occurred in two closings, with the first of such closings having occurred on April 19, 2022 with $75 million aggregate principal amount of the 2032 Private Placement Notes having been issued on such date (the “First Closing”) and the second of such closings having occurred on May 25, 2022 with $75 million aggregate principal amount of the 2032 Private Placement Notes having been issued on such date (the “Second Closing”). Interest on each series of the 2032 Private Placement Notes is payable semiannually on the nineteenth day of April and October in each year.
Interest payable on the Notes was originally subject to a prospective 75 basis points increase, if, as of March 31, 2023, the ratio of total indebtedness to EBITDA (the “Total Leverage Ratio”) of the Company and its subsidiaries, on a consolidated basis, was greater than 7.00 to 1.00 (a “Total Leverage Ratio Event”).
As of March 31, 2023, such Total Leverage Ratio Event occurred, and our 2032 Private Placement Notes began accruing interest at a rate of 5.28%. The interest accruing on the 2032 Private Placement Notes will continue to accrue at 5.28% until such time as the Total Leverage Ratio is less than or equal to 7.00 to 1.00 for two consecutive fiscal quarters, upon such achievement, the applicable fixed interest rate will revert to 4.53% and remain at that interest rate through maturity, regardless of our future Total Leverage Ratio.
We are permitted to prepay at any time all, or from time to time, any part of the Notes in amounts not less than 5% of the 2032 Private Placement Notes then outstanding at (i) 100% of the principal amount so prepaid and (ii) the make-whole amount (as defined in the Note Purchase Agreement). The “Make-Whole Amount” is equal to the excess, if any, of the discounted value of the remaining scheduled payments with respect to the 2032 Private Placement Notes being prepaid over the amount of such 2032 Private Placement Notes. In addition, in connection with a change of control (as defined in the Note Purchase Agreement), the Operating Partnership is required to offer to prepay the 2032 Private Placement Notes at 100% of the principal amount plus accrued and unpaid interest thereon, but without the Make Whole Amount or any other prepayment premium or penalty of any kind. The Company must also maintain a debt rating of the 2032 Private Placement Notes by a rating agency.
The Note Purchase Agreement contains certain customary representations and warranties, affirmative, negative and financial covenants, and events of default that were substantially similar to the previously existing Credit Facility (defined below). The 2032 Private Placement Notes were issued on a pari passu basis with the previously existing Credit Facility, and are pari passu with the 2024 Credit Facility. As such, the Company and certain of its subsidiaries (the “Subsidiary Guarantors”) fully and unconditionally guarantee the Operating Partnership’s obligations under the 2032 Private Placement Notes. The 2032 Private Placement Notes were initially secured by a pledge of equity interests in the Subsidiary Guarantors on similar terms as the previously existing Credit Facility.
On April 26, 2024, we amended the Note Purchase Agreement dated April 19, 2022 (the “NPA Amendment”). The primary purpose of the NPA Amendment was to make certain conforming changes between the Note Purchase Agreement and our recently amended and restated revolving credit facility, the 2024 Credit Facility. In particular, the NPA Amendment conformed certain of the definitions related to the financial tests that we are required to maintain, as well as certain of the property pool covenants we are required to satisfy, in the Note Purchase Agreement during the term thereof to those in the 2024 Credit Facility.
Credit Facility
On March 17, 2021, we, through our Operating Partnership (the “Borrower”), entered into a credit facility with KeyBank, National Association, as administrative agent, KeyBanc Capital Markets, Inc., Wells Fargo Securities, Citibank, N.A., and BMO Capital Markets, Corp., as joint book runners and joint lead arrangers, and certain other lenders party thereto (the “Credit Facility”).
The initial aggregate amount of the Credit Facility was $500 million, which consisted of a $250 million revolving credit facility (the “Credit Facility Revolver”) and a $250 million term loan (the “Credit Facility Term Loan”).
On October 7, 2021, the Borrower and lenders who were party to the Credit Facility amended the Credit Facility to increase the commitment on the Credit Facility by $200 million. In connection with the increased commitment, additional lenders were added to the Credit Facility. As a result of this amendment, the aggregate commitment on the Credit Facility was $700 million.
The Credit Facility was repaid in full on February 22, 2024 in connection with the establishment of the 2024 Credit Facility.

The following table presents the future principal payments required on outstanding debt as of September 30, 2024 (in thousands):

2024	$915
2025	8,948
2026	94,333
2027	706,122
2028	78,431
2029 and thereafter	294,500

Total payments	1,183,249
Debt issuance costs, net	(3,345)

Total	$1,179,904

Note 5. Debt
Our debt is summarized as follows:

Loan	December 31, 2023	December 31, 2022	Interest Rate	Maturity Date
KeyBank CMBS Loan (1)	$91,041,968	$92,784,412	3.89%	8/1/2026
KeyBank Florida CMBS Loan (2)	50,750,997	51,555,279	4.65%	5/1/2027
CMBS Loan (3)	104,000,000	104,000,000	5.00%	2/1/2029
SST IV CMBS Loan (4)	40,500,000	40,500,000	3.56%	2/1/2030
Credit Facility Term Loan - USD	250,000,000	250,000,000	7.08%	3/17/2026
Credit Facility Revolver - USD	318,688,429	368,201,288	7.13%	3/17/2024
2032 Private Placement Notes (5)	150,000,000	150,000,000	5.28%	4/19/2032
Oakville III BMO Loan (6) (7)	—	11,992,500
Ladera Office Loan	3,832,774	3,925,448	4.29%	11/1/2026
2028 Canadian Term Loan (7)	82,973,000	—	6.41%	12/1/2028
Discount on secured debt, net	(80,227)	(93,147)
Debt issuance costs, net	(4,305,607)	(4,493,824)

Total debt	$1,087,401,334	$1,068,371,956

(1)
This fixed rate loan encumbers 29 properties (Whittier, La Verne, Santa Ana, Upland, La Habra, Monterey Park, Huntington Beach, Chico, Lancaster I, Riverside, Fairfield, Lompoc, Santa Rosa, Federal Heights,

Aurora, Littleton, Bloomingdale, Crestwood, Forestville, Warren I, Sterling Heights, Troy, Warren II, Beverly, Everett, Foley, Tampa, Boynton Beach, and Lancaster II) with monthly interest only payments until September 2021, at which time both interest and principal payments became due monthly. The separate assets of these encumbered properties are not available to pay our other debts.
(2)
This fixed rate loan encumbers five properties (Pompano Beach, Lake Worth, Jupiter, Royal Palm Beach, and Delray) with monthly interest only payments until June 2022, at which time both interest and principal payments became due monthly. The separate assets of these encumbered properties are not available to pay our other debts.

(3)
This fixed rate, interest only loan encumbers 10 properties (Myrtle Beach I, Myrtle Beach II, Port St. Lucie, Plantation, Sonoma, Las Vegas I, Las Vegas II, Las Vegas III, Ft Pierce, and Nantucket Island). The separate assets of these encumbered properties are not available to pay our other debts.

(4)
On March 17, 2021, in connection with the SST IV Merger, we assumed a $40.5 million fixed rate CMBS financing with KeyBank as the initial lender pursuant to a mortgage loan (the “SST IV CMBS Loan”). This fixed rate loan encumbers seven properties owned by us (Jensen Beach, Texas City, Riverside, Las Vegas IV, Puyallup, Las Vegas V, and Plant City). The separate assets of these encumbered properties are not available to pay our other debt. The loan has a maturity date of February 1, 2030. Monthly payments due under the loan agreement (the “SST IV CMBS Loan Agreement”) are interest only, with the full principal amount becoming due and payable on the maturity date.

(5)
As of March 31, 2023, a Total Leverage Ratio Event (as defined below) had occurred, and the interest rate on such Note increased to 5.28% prospectively. For additional information regarding this loan, see below.

(6)
On April 15, 2021, we purchased the Oakville III Property. We partially financed the Oakville III Property acquisition with a loan from Bank of Montreal (the “Oakville III BMO Loan”), which was secured by a first lien on the Oakville III Property. The loan is denominated in
Canadian dollars
and the proceeds from the loan were approximately CAD $16.3 million. The interest only loan was prepayable at any time without penalty. On March 24, 2023, we fully paid off this loan, including all outstanding accrued interest.

(7)	The amounts shown above are in USD based on the foreign exchange rate in effect as of the date presented.
The weighted average interest rate on our consolidated debt, excluding the impact of our interest rate hedging activities, as of December 31, 2023 was approximately 6.1%. We are subject to certain restrictive covenants relating to the outstanding debt, and as of December 31, 2023, we were in compliance with all such covenants.
2028 Canadian Term Loan
On November 16, 2023, we, through eight of our wholly-owned Canadian subsidiaries (the “Canadian Term Loan Borrowers”), entered into a term loan (the “2028 Canadian Term Loan”) with affiliates of QuadReal Finance LP (“QuadReal”). The 2028 Canadian Term Loan has an aggregate borrowing capacity of $110 million CAD and is secured by the eight properties owned by the Canadian Term Loan Borrowers (the “Canadian Term Loan Secured Properties”). Previously, the Canadian Term Loan Secured Properties were included in the borrowing base of the Credit Facility (defined below). The net proceeds of approximately $110 million CAD from the 2028 Canadian Term Loan were used to pay down the revolving portion of the Credit Facility, and accordingly, the eight Canadian Term Loan Secured Properties were released from the borrowing base of the Credit Facility.
The 2028 Canadian Term Loan has a maturity date of December 1, 2028, and carries a fixed interest rate for the term of the loan of 6.41%. The first two years of the Canadian Term Loan are interest only, after which it requires monthly amortizing payments based on a 25-year amortization schedule. If the Canadian Term Loan is prepaid prior to the third anniversary, the Company must make a yield maintenance payment. After the third anniversary, any prepayment of the loan are subject to an exit fee, which is equal to a percentage of the then outstanding principal amount, as follows: (i) 100 bps if the prepayment occurs between the third and fourth anniversaries; and (ii) 75 bps if the prepayment occurs after the fourth anniversary
. We provided an indemnity in favor of QuadReal for certain environmental matters and pursuant to which we also provided a non-recourse carveout guaranty.
2032 Private Placement Notes
On April 19, 2022, we as guarantor, and our Operating Partnership as issuer, entered into a note purchase agreement (“The Note Purchase Agreement”) which provides for the private placement of $150 million of 4.53% Senior Notes due April 19, 2032 (the “2032 Private Placement Notes”). The sale and purchase of the 2032 Private Placement Notes occurred in two closings, with the first of such closings having occurred on April 19, 2022 with $75 million aggregate principal amount of the 2032 Private Placement Notes having been issued on such date (the “First Closing”) and the second of such closings having occurred on May 25, 2022 with $75 million aggregate principal amount of the 2032 Private Placement Notes having been issued on such date (the “Second Closing”). Interest on each series of the 2032 Private Placement Notes will be payable semiannually on the nineteenth day of April and October in each year.
Interest payable on the Notes was originally subject to a prospective 75 basis points increase, if, as of March 31, 2023, the ratio of total indebtedness to EBITDA (the “Total Leverage Ratio”) of the Company and its subsidiaries, on a consolidated basis, was greater than 7.00 to 1.00 (a “Total Leverage Ratio Event”).
As of March 31, 2023, such Total Leverage Ratio Event occurred, and our 2032 Private Placement Notes began accruing interest at a rate of 5.28%. The interest accruing on the 2032 Private Placement Notes will continue
to accrue at 5.28% until such time as the Total Leverage Ratio is less than or equal to 7.00 to 1.00 for two consecutive fiscal quarters, upon such achievement, the applicable fixed interest rate will revert to 4.53% and remain at that interest rate through maturity, regardless of our future Total Leverage Ratio.
We are permitted to prepay at any time all, or from time to time any part of the Notes in amounts not less than 5% of the 2032 Private Placement Notes then outstanding at (i) 100% of the principal amount so prepaid and (ii) the make-whole amount (as defined in the Note Purchase Agreement). The “Make-Whole Amount” is equal to the excess, if any, of the discounted value of the remaining scheduled payments with respect to the 2032 Private Placement Notes being prepaid over the amount of such 2032 Private Placement Notes. In addition, in connection with a change of control (as defined in the Note Purchase Agreement), the Operating Partnership is required to offer to prepay the 2032 Private Placement Notes at 100% of the principal amount plus accrued and unpaid interest thereon, but without the Make Whole Amount or any other prepayment premium or penalty of any kind. The Company must also maintain a debt rating of the 2032 Private Placement Notes by a rating agency.
The Note Purchase Agreement contains certain customary representations and warranties, affirmative, negative and financial covenants, and events of default that are substantially similar to our existing Credit Facility (defined below). The 2032 Private Placement Notes have been issued on a pari passu basis with the Credit Facility, and as such, the Company and certain of its subsidiaries (the “Subsidiary Guarantors”) fully and unconditionally guarantee the Operating Partnership’s obligations under the 2032 Private Placement Notes. The 2032 Private Placement Notes are initially secured by a pledge of equity interests in the Subsidiary Guarantors on similar terms as the Credit Facility.
The proceeds from the 2032 Private Placement Notes were used primarily to pay off existing debt and to pay off certain existing indebtedness of SSGT II in connection with the SSGT II Merger.

Credit Facility
On March 17, 2021, we, through our Operating Partnership (the “Borrower”), entered into a credit facility with KeyBank, National Association, as administrative agent, KeyBanc Capital Markets, Inc., Wells Fargo Securities, Citibank, N.A., and BMO Capital Markets Corp., as joint book runners and joint lead arrangers, and certain other lenders party thereto (the “Credit Facility”).
The initial aggregate amount of the Credit Facility was $500 million, which consisted of a $250 million revolving credit facility (the “Credit Facility Revolver”) and a $250 million term loan (the “Credit Facility Term Loan”). The Borrower had the right to increase the amount available under the Credit Facility by an additional $350 million (the “Accordion Feature”), for an aggregate amount of $850 million, subject to certain conditions. The Credit Facility also includes sublimits of (a) up to $25 million for letters of credit and (b) up to $25 million for swingline loans; each of these sublimits are part of, and not in addition to, the amounts available under the Credit Facility Revolver. Borrowings under the Credit Facility may be in either U.S. dollars or Canadian dollars.
The maturity date of the Credit Facility Revolver is March 17, 2024, subject to a one-year
extension option, at our election. The maturity date of the Credit Facility Term Loan is March 17, 2026, which can no
t be extended. The Credit Facility may be prepaid or terminated at any time without penalty; provided, however, that the lenders shall be indemnified for certain breakage costs.
On October 7, 2021, the Borrower and lenders who were party to the Credit Facility amended the Credit Facility to increase the commitment on the Credit Facility Revolver by $200 million for a total commitment of $450 million. In connection with the increased commitments, additional lenders were added to the Credit Facility. The commitments on the Credit Facility Term Loan remain unchanged. As a result of this amendment, the aggregate commitment on the Credit Facility is now $700 million. In addition, the Accordion Feature was also amended such that Borrower has the right to increase the aggregate amount of the Credit Facility by an additional $350 million, for an aggregate amount of up to $1.05 billion, subject to certain conditions.
On April 19, 2022, we amended the Credit Facility (the “Credit Facility Amendment”). The primary purpose of the Credit Facility Amendment was to: (i) facilitate the issuance of the 2032 Private Placement Notes, (ii) make conforming changes between the Note Purchase Agreement and the Credit Facility, and (iii) modify the Credit Facility to reflect a transition from London Interbank Offer Rate (“LIBOR”) to secured overnight financing rate (“SOFR”) for floating rate borrowings.
As of December 31, 2023, advances under the Credit Facility Term Loan incurred interest at a 160 basis points spread over daily simple SOFR plus an additional 10 basis points (the “SOFR Index Adjustment”) or
30-day
Canadian dollar offered rate (“CDOR”), while advances under the Credit Facility Revolver incurred interest at a 165 basis points spread over daily simple SOFR plus an additional 10 basis points (the SOFR Index Adjustment) or
30-day
CDOR. The Credit Facility is also subject to an annual unused fee based upon the average amount of the unused portion of the Credit Facility Revolver, which varies from 15 bps to 25 bps, depending on the size of the unused amount, as well as whether a Security Interest Termination Event (defined below) has occurred.
The rate spreads above daily simple SOFR plus the SOFR Index Adjustment or CDOR at which the Credit Facility incurs interest are subject to increase based on the consolidated leverage ratio. There are five leverage tiers under the Credit Facility, with the highest tier limited to a maximum leverage of 60% and maximum spreads of 225 basis points and 230 basis points on the Term Loan and the Credit Facility Revolver, respectively. As of December 31, 2023, the consolidated leverage ratio was within the first (i.e. the lowest) leverage tier.

The Credit Facility is fully recourse, jointly and severally, to us, our Operating Partnership, and certain of our subsidiaries (the “Subsidiary Guarantors”). In connection with this, we, our Operating Partnership, and our Subsidiary Guarantors executed guarantees in favor of the lenders. The Credit Facility is also cross-defaulted to (i) any recourse debt of ours, our Operating Partnership, or the Subsidiary Guarantors and (ii) any
non-recourse
debt of ours, our Operating Partnership, or the Subsidiary Guarantors of at least $75 million.
The Credit Facility is initially secured by a pledge of equity interests in the Subsidiary Guarantors. However, upon the achievement of certain security interest termination conditions, the pledges shall be released and the Credit Facility shall become unsecured.
The Credit Facility contains certain customary representations and warranties, affirmative, negative and financial covenants, borrowing conditions, and events of default. In particular, the financial covenants imposed include: a maximum leverage ratio, a minimum fixed charge coverage ratio, a minimum tangible net worth, certain limits on both secured debt and secured recourse debt, certain payout ratios of dividends paid to core funds from operations, limits on unhedged variable rate debt, and minimum liquidity. If an event of default occurs and continues, the Borrower is subject to certain actions by the administrative agent, including, without limitation, the acceleration of repayment of all amounts outstanding under the Credit Facility.
In connection with the 2028 Canadian Term Loan, on November 16, 2023, eight properties were released from the borrowing base of the Credit Facility, and two properties were added to the borrowing base of the Credit Facility.
As of December 31, 2023, 93 of our wholly-owned properties were encumbered by the Credit Facility.
As of December 31, 2023, we had borrowed approximately $318.7 million of the $450 million maximum potential current capacity of the Credit Facility Revolver and all $250 million of the $250 million capacity on the Credit Facility Term Loan. The availability of the Credit Facility is subject to certain calculations, including a debt service coverage ratio (“DSCR”) calculation which utilizes prevailing treasury rates within the calculation. As of December 31, 2023, based on the aforementioned and other borrowing base calculations, we had the ability to draw up to an additional approximately $87.2 million on the Credit Facility Revolver.
The following table presents the future principal payments required on outstanding debt as of December 31, 2023:

2024	$321,423,329
2025	2,987,627
2026	343,312,927
2027	49,594,599
2028	79,968,686
2029 and thereafter	294,500,000

Total payments	1,091,787,168
Discount on secured debt	(80,227)
Debt issuance costs, net	(4,305,607)

Total	$1,087,401,334

On February 22, 2024, we entered into an amended and restated revolving credit facility with KeyBank (the “2024 Credit Facility”). The 2024 Credit Facility replaces the Credit Facility we entered into on March 17, 2021, and has a maturity date of February 22, 2027. Additionally, on March 7, 2024, we entered into a $75 million CAD term loan with National Bank of Canada (the “2027 NBC Loan”), which has a maturity date of March 7, 2027. See Note 14 - Subsequent Events of the Notes to the Consolidated Financial Statements, for more information.
The following table presents the future principal payments required on outstanding debt as of March 7, 2024:

2024	$2,790,644
2025	3,973,713
2026	94,331,054
2027	623,272,061
2028	78,579,863
2029 and thereafter	294,500,000

Total payments	$1,097,447,335